Shareholders' equity (Details)								12 Months Ended
	Mar. 23, 2026	Mar. 11, 2026 USD ($) $ / shares shares	Dec. 11, 2025 USD ($) $ / shares shares	Sep. 24, 2025 USD ($) $ / shares shares	Jul. 15, 2025 $ / shares shares	Jun. 24, 2025	May 23, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Feb. 20, 2023 $ / shares shares
Shareholders' equity
Number of ordinary shares authorized							25,000,000						200,000,000
Ordinary shares, par value (per share) | $ / shares							$ 0.08						$ 0.01
Stock split, conversion ratio						0.125	0.125
Value of common stock authorized | $							$ 2,000,000
Value of authorized share capital | $							$ 50,000
Shares authorized							500,000,000
Stated shares, par value (per share) | $ / shares							$ 0.0001
Preferred stock , par value | $ / shares							$ 0.0001
Preference shares issued								0		0
Stock repurchased during the period							3,066,935
Number of remaining authorized but unissued shares canceled							25,000,000
Required minimum percentage of annual appropriations to statutory surplus reserve								10.00%	10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required								50.00%	50.00%
Statutory reserves								¥ 2,111,434		$ 301,802		¥ 2,054,975
Aggregate amount of paid-in capital and statutory reserves not available for distribution								4,840,518		$ 691,888		¥ 4,784,059
Net proceeds after deduction of underwriting discounts								¥ 55,267,102	$ 7,899,702
Subsequent event
Shareholders' equity
Stock split, conversion ratio	0.04	0.04
Value of authorized share capital | $		$ 50,000
Shares authorized		20,000,000
Stated shares, par value (per share) | $ / shares		$ 0.0025
Preferred stock, shares authorized		1,200,000
Preferred stock , par value | $ / shares		$ 0.0025
Class A ordinary shares
Shareholders' equity
Number of ordinary shares authorized								15,800,000		15,800,000		15,800,000
Ordinary shares, par value (per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0025	$ 0.0025
Shares authorized							395,000,000
Number of votes per share | Vote							1
Issue of ordinary shares, Shares			9,300,000	10,700,000
Proceeds from issuance of ordinary shares upon the completion of IPO | $			$ 5,394,000	$ 6,206,000
Ordinary shares, shares issued								892,686		892,686		80,596
Ordinary shares, shares outstanding								892,686		892,686		80,596
Share issue price per share | $ / shares			$ 0.58	$ 0.58
Class A ordinary shares | Subsequent event
Shareholders' equity
Number of ordinary shares authorized		15,800,000
Ordinary shares, par value (per share) | $ / shares		$ 0.0025
Stock split, conversion ratio		0.04
Class A ordinary shares | All existing shareholders except JD liyuan limited
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares							$ 0.0001
Issue of ordinary shares, Shares							2,014,893
Class A ordinary shares | 2025 Equity Incentive Plan
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares					$ 0.0001
Stock issued during period, shares, issued for services					302,230
Class B ordinary shares
Shareholders' equity
Number of ordinary shares authorized								3,000,000		3,000,000		3,000,000
Ordinary shares, par value (per share) | $ / shares							$ 0.0001			$ 0.0025	$ 0.0025
Shares authorized							75,000,000
Number of votes per share | Vote							50
Ordinary shares, shares issued								42,083		42,083		42,083
Ordinary shares, shares outstanding								42,083		42,083		42,083
Class B ordinary shares | Subsequent event
Shareholders' equity
Number of ordinary shares authorized		3,000,000
Ordinary shares, par value (per share) | $ / shares		$ 0.0025
Stock split, conversion ratio		0.04
Class B ordinary shares | JD LIYUAN LIMITED
Shareholders' equity
Ordinary shares, par value (per share) | $ / shares							$ 0.0001
Issue of ordinary shares, Shares							1,052,063
Preference shares
Shareholders' equity
Shares authorized							30,000,000
Preference shares | Subsequent event
Shareholders' equity
Stock split, conversion ratio		0.04